GENERAL (Acquisition Date Fair Value Of Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified								0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Syneron China [Member]	Dec. 31, 2011 Fluorinex [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Jan. 05, 2010 Candela Corporation [Member]	Jan. 05, 2010 Candela Corporation [Member] Ordinary Shares [Member]	Dec. 07, 2010 Tanda Health and Beauty, Inc. (THB, formaly known as Pharos Life Corporation and Syneron Beauty Inc.) [Member]	Feb. 13, 2012 Ultrashape Ltd. [Member]	Feb. 08, 2012 Ultrashape Ltd. [Member]	Mar. 14, 2012 TransPharma Medical Ltd. [Member]	Mar. 15, 2012 Juvenis Ltd. [Member]
Business Acquisition [Line Items]
Cash	$ 15,901		$ 430	$ 2,200	$ 4,625					$ 12,000	$ 12,000	$ 3,651	$ 1,000
Contingent consideration									2,409
Fair value of previous equity investment			73,024
Total	$ 15,901		$ 73,454			$ 5,000	$ 73,024
Shares issued in business acquisition								6,670,477